Income tax (Details) - Schedule of income tax rate to loss before income taxes	3 Months Ended	10 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of income tax rate to loss before income taxes [Abstract]
Statutory income tax rate	11.90%	11.90%
Change in valuation allowance	(11.90%)	(1.00%)
Effective income tax rate		0.00%